Other assets (Tables)	12 Months Ended
Dec. 31, 2024
Other assets
Schedule of other assets

		As of December 31,
	Note	2023	2024
		RMB	RMB
Long-term rental deposits		74,497	68,571
Contract assets	12(b)	54,446	33,926
Prepayments for purchase of property and equipment		815	—
Subtotal		129,758	102,497
Less: allowance for doubtful accounts	12(b)	(28,819)	(31,280)
Total		100,939	71,217

Schedule of changes in the allowance for doubtful accounts

	As of December 31,
	2023	2024
	RMB	RMB
At the beginning of the year	—	28,819
Allowance made during the year	28,819	23,974
Allowance write-off during the year	—	(21,513)
At the end of the year	28,819	31,280